Borrowed Funds and Subordinated Debentures	12 Months Ended
Dec. 31, 2015
Borrowed Funds and Subordinated Debentures [Abstract]
Borrowed Funds and Subordinated Debentures

9.  Borrowed Funds and Subordinated Debentures

The following table presents the period-end and average balances of borrowed funds and subordinated debentures for the past three years with resultant rates:

	2015		2014		2013
(In thousands)	Amount	Rate	Amount	Rate	Amount	Rate
FHLB borrowings and repurchase agreements:
At December 31,	$77,000	2.66%	$110,000	2.31%	$92,000	2.58%
Year-to-date average	57,187	3.72	60,765	3.96	61,010	3.88
Maximum outstanding	140,000		110,000		95,000
Repurchase agreements:
At December 31,	$15,000	3.67%	$15,000	3.67%	$15,000	3.67%
Year-to-date average	15,000	3.67	15,000	3.67	15,000	3.67
Maximum outstanding	15,000		15,000		15,000
Subordinated debentures:
At December 31,	$15,465	1.98%	$15,465	1.82%	$15,465	1.80%
Year-to-date average	15,465	1.87	15,465	1.81	15,465	1.83
Maximum outstanding	15,465		15,465		15,465

The following table presents the expected maturities of borrowed funds and subordinated debentures over the next five years:

(In thousands)	2016	2017	2018	2019	2020	Thereafter	Total
FHLB borrowings and repurchase agreements	$27,000	$30,000	$-	$-	$20,000	$-	$77,000
Other repurchase agreements	-	-	15,000	-	-	-	15,000
Subordinated debentures	-	-	-	-	-	15,465	15,465
Total borrowings	$27,000	$30,000	$15,000	$-	$20,000	$15,465	$107,465

FHLB Borrowings

FHLB borrowings at December 31, 2015 included a $7.0 million overnight line of credit advance, versus $50.0 million at December 31, 2014.  FHLB borrowings at December 31, 2015 also consisted of five  $10.0 million advances, one of which is callable quarterly, and one  $20.0 million advance.  Comparatively, FHLB borrowings at December 31, 2014 consisted of six $10.0 million advances. The terms of these transactions at year end 2015 are as follows:

·	The $7.0 million FHLB overnight line of credit advance issued on December 31, 2015 was at a rate of 0.52 percent and was repaid on January 4, 2016.
·

The $10.0 million FHLB advance that was issued on August 10, 2007 has a fixed rate of 4.23 percent, matures on August 10, 2017 and is callable quarterly on the 10th of November, February, May and August.

·	The $10.0 million FHLB advance that was issued on July 17, 2014 has a fixed rate of 4.27 percent, matures on April 5, 2017.
·	The $10.0 million FHLB advance that was issued on July 17, 2014 has a fixed rate of 3.40 percent, matures on December 20, 2017.
·

The $10.0 million FHLB advance that was modified on October 27, 2015 has a fixed rate of 2.02 percent, matures on October 27, 2020.  This advance previously had a fixed rate of 4.03% and was set to mature on November 2, 2016.

·

The $10.0 million FHLB advance that was modified on October 27, 2015 has a fixed rate of 2.15 percent, matures on October 27, 2020. This advance previously had a fixed rate of 4.19% and was set to mature on December 15, 2016.

·	The $20.0 million FHLB advance that was issued on December 7, 2015, has an adjustable interest rate equal to 3 months LIBOR plus 29.5 basis points, matures on June 7, 2016.

Due to the call provisions on one of these advances, the expected maturity could differ from the contractual maturity.

Repurchase Agreements

At December 31, 2015 and 2014, the Company was a party to a $15.0 million repurchase agreement that was entered into in February 2008, has a term of 10 years expiring on February 28, 2018, and a rate of 3.67 percent.  The borrowing was callable by the issuer on the repurchase date of May 29, 2008 and quarterly thereafter.

Due to the call provisions of this advance, the expected maturity could differ from the contractual maturity.

Subordinated Debentures

At December 31, 2015 and 2014, the Company was a party in the following subordinated debenture transactions:

·

On July 24, 2006, Unity (NJ) Statutory Trust II, a statutory business trust and wholly-owned subsidiary of Unity Bancorp, Inc., issued $10.0 million of floating rate capital trust pass through securities to investors due on July 24, 2036.  The subordinated debentures are redeemable in whole or part, prior to maturity but after July 24, 2011.  The floating interest rate on the subordinated debentures is the three-month LIBOR plus 159 basis points and reprices quarterly.  The floating interest rate was 2.18 percent at December 31, 2015 and 1.84 percent at December 31, 2014.

·

On December 19, 2006, Unity (NJ) Statutory Trust III, a statutory business trust and wholly-owned subsidiary of Unity Bancorp, Inc., issued $5.0 million of floating rate capital trust pass through securities to investors due on December 19, 2036.  The subordinated debentures are redeemable in whole or part, prior to maturity but after December 19, 2011.  The floating interest rate on the subordinated debentures is the three-month LIBOR plus 165 basis points and reprices quarterly.  The floating interest rate was 2.06 percent at December 31, 2015 and 1.89 percent at December 31, 2014.

·

In connection with the formation of the statutory business trusts, the trusts also issued $465 thousand of common equity securities to the Company, which together with the proceeds stated above were used to purchase the subordinated debentures, under the same terms and conditions.

The capital securities in each of the above transactions have preference over the common securities with respect to liquidation and other distributions and qualify as Tier I capital.  Under the terms of the Dodd-Frank Wall Street Reform and Consumer Protection Act, these securities will continue to qualify as Tier 1 capital as the Company has less than $10 billion in assets.  In accordance with FASB ASC Topic 810, “Consolidation,” the Company does not consolidate the accounts and related activity of Unity (NJ) Statutory Trust II and Unity (NJ) Statutory Trust III because it is not the primary beneficiary.  The additional capital from each of these transactions was used to bolster the Company’s capital ratios and for general corporate purposes, including among other things, capital contributions to the Bank.

The Company has the ability to defer interest payments on the subordinated debentures for up to five years without being in default.  Due to the redemption provisions of these securities, the expected maturity could differ from the contractual maturity.

On September 1, 2006, Unity Bank issued an $8.5 million unsecured, subordinated Capital Note in favor of the Company in exchange for $8.5 million in cash.  The Capital Note is held by the Company for its own account until maturity on August 17, 2031.  The interest rate on the Capital Note is 8.75% per annum on the unpaid principal amount until the principal amount of the Capital Note has been satisfied in full.

Subsequent to December 31, 2015, Unity (NJ) Statutory Trust III, repurchased the $5.0 million of floating rate securities, which had been issued on December 19, 2006, and redeemed $155 thousand of the related common equity securities described above.  The subordinated debentures were repurchased at a price of $0.5475 per dollar, which resulted in a gain of approximately $2.25 million.  These securities qualified as Tier I capital under the terms of the Dodd-Frank Wall Street Reform and Consumer Protection Act.  The Company remains well capitalized after this transaction.

Derivative Financial Instruments and Hedging Activities

Derivative Financial Instruments

The Company has a stand alone derivative financial instrument in the form of an interest rate swap agreement, which derives its value from underlying interest rates.  This transaction involves both credit and market risk.  The notional amounts are amounts on which calculations, payments, and the value of the derivative is based.  Notional amounts do not represent direct credit exposures.  Direct credit exposure is limited to the net difference between the calculated amounts to be received and paid, if any.  Such difference, which represents the fair value of the derivative instrument, is reflected on the Company’s balance sheet as other assets or other liabilities.

The Company is exposed to credit-related losses in the event of nonperformance by the counterparties to this agreement.  The Company controls the credit risk of its financial contracts through credit approvals, limits and monitoring procedures, and does not expect any counterparties to fail their obligations.  The Company deals only with primary dealers.

Derivative instruments are generally either negotiated OTC contracts or standardized contracts executed on a recognized exchange.  Negotiated OTC derivative contracts are generally entered into between two counterparties that negotiate specific agreement terms, including the underlying instrument, amount, exercise prices and maturity.

Risk Management Policies – Hedging Instruments

The primary focus of the Company’s asset/liability management program is to monitor the sensitivity of the Company’s net portfolio value and net income under varying interest rate scenarios to take steps to control its risks.  On a quarterly basis, the Company evaluates the effectiveness of entering into any derivative agreement by measuring the cost of such an agreement in relation to the reduction in net portfolio value and net income volatility within an assumed range of interest rates.

Interest Rate Risk Management – Cash Flow Hedging Instruments

The Company has FHLB Adjustable Rate Credit (“ARC”) variable rate debt as a source of funds for use in the Company’s lending and investment activities and for other general business purposes.  These debt obligations expose the Company to variability in interest payments due to changes in interest rates.  If interest rates increase, interest expense increases.  Conversely, if interest rates decrease, interest expense decreases.  Management believes it is prudent to limit the variability of a portion of its interest payments and, therefore hedges its variable-rate interest payments.  To meet this objective, management enters into interest rate swap agreements whereby the Company receives variable interest rate payments and makes fixed interest rate payments during the contract period.

During the twelve months ended December 31, 2015, the Company received variable rate Libor payments from and paid fixed rates in accordance with its interest rate swap agreements.  A summary of the Company’s outstanding interest rate swap agreements used to hedge variable rate debt at December 31, 2015 is as follows:

(In thousands, except percentages and years)	2015
Notional amount	$20,000
Weighted average pay rate	1.90%
Weighted average receive rate	0.41%
Weighted average maturity in years	4.90
Unrealized loss relating to interest rate swaps	$28

At December 31, 2015, the unrealized loss relating to interest rate swaps was recorded as a derivative liability.  Changes in the fair value of interest rate swap designated as hedging instruments of the variability of cash flows associated with long-term debt are reported in other comprehensive income.